Investments and Marketable Securities - Schedule of Assets Measured at Fair Value By Measurement Input Level (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Balance	$ 0	$ 2,955	$ 2,955	$ 3,216,280
Purchases	0	9,273	9,273	11,293,184
Sales	0	(12,576)	(12,576)	(14,565,358)
Change in fair value			348	58,849
Balance			0	2,955
Fair Value, Inputs, Level 1 [Member]
Marketable Securities [Line Items]
Balance	0	2,955	2,955	3,216,280
Purchases			9,273	11,293,184
Sales			(12,576)	(14,565,358)
Change in fair value			348	58,849
Balance			0	2,955
Fair Value, Inputs, Level 2 [Member]
Marketable Securities [Line Items]
Balance	0	0	0	0
Purchases			0	0
Sales			0	0
Change in fair value			0	0
Balance			0	0
Fair Value, Inputs, Level 3 [Member]
Marketable Securities [Line Items]
Balance	$ 0	$ 0	0	0
Purchases			0	0
Sales			0	0
Change in fair value			0	0
Balance			$ 0	$ 0